Share capital	12 Months Ended
Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Share capital

16.  Share capital

[a]  Authorized

The Company is authorized to issue an unlimited number of Class A multiple voting shares ("Class A shares") and an unlimited number of Class B subordinate voting shares ("Class B shares"), all without par value. All shares are ranked equally with regards to the Company's residual assets.

The holders of Class A shares are entitled to 276,660 votes per Class A share held. Class A shares are held by certain Directors and the former CEO of the Company. The holders of Class B shares are entitled to one (1) vote per share held.

[b]  Issued and outstanding

Reconciliation of the Company's share capital is as follows:

	Class A shares			Class B shares				Warrants
	#	$	#		$		#	$
Balance, December 31, 2018	72	151,588		6,843,780		51,093,434		546,212	3,341,826
Shares issued [a] [b] [c] [d]	-	-		408,651		8,681,103		-	-
of Prismic Pharmaceuticals, Inc. [e]	-	-		510,940		12,361,657		67,598	1,420,407
Stock options exercised	-	-		-		-		-	-
Share-based payments	-	-		130,189		1,340,929		-	-
Warrants exercised	-	-		12,167		109,214		(12,167)	(37,753)
Warrants expired	-	-		-		-		(134,192)	(402,491)
Balance, December 31, 2019	72	151,588		7,905,727		73,586,337		467,451	4,321,989
Shares issued [g] [j] [k] [l] [n] [o]	-	-		8,925,942		22,242,975		6,335,758	1,110,904
Share-based payments [f] [h] [i] [m]	-	-		2,307,569		6,663,479		-	-
Share options exercised	-	-		22,382		563,747		-	-
Warrants expired	-	-		-		-		(54,100)	(463,935)
Balance, December 31, 2020	72	151,588		19,161,620		103,056,538		6,749,109	4,968,958
Shares issued [p]	-	-		15,480,462		38,341,407		-	-
Share-based payments [q] [r] [s]	-	-		1,462,558		3,751,412		100,000	98,513
Share cancellation [q]	-	-		(156,278)		-		-	-
Lucid acquisition [t]	-	-		4,502,392		7,023,732		112,162	70,563
Warrants expired	-	-		-		-		(4,476)	(617)
Balance, December 31, 2021	72	151,588		40,450,754		152,173,089		6,956,795	5,137,417

[a] On April 24, 2019, the Company entered into a share exchange agreement with Aura. Pursuant to the share exchange agreement, FSD acquired 13,562,386 common shares at C$0.2212 per share in the capital of Aura in exchange for the issuance of 65,577 Class B shares of the Company at C$45.75 for a total value of $2,256,900.

On September 20, 2019, the Company issued an additional 61,892 Class B shares as part of the adjustment of purchase price related to the share exchange agreement with Aura to settle the related derivative liability. As part of the settlement, the Company recognized a loss on change in the fair value of derivative liability of $1,069,798.

[b] On May 7, 2019, the Company entered into an agreement with Solarvest. Per the agreement the Company issued 49,751 Class B Shares to Solarvest in exchange for the investment in Solarvest for a total fair value of $1,880,750. Refer to Note 9 for details regarding the investment in Solarvest.

[c] On October 4, 2019, the Company issued 3,735 Class B shares in settlement for trade payables of $18,808.

[d] On November 4, 2019, the Company completed a private placement through the issuance of 228,670 Class B shares at a price of C$20.10 per share for total gross proceeds of $3,455,898.

[e] On June 28, 2019, the Company acquired all outstanding common and preferred shares of Prismic through the issuance of an aggregate of 510,940 Class B Shares. The Class B Shares issued to the Prismic shareholders were deposited into escrow upon closing of the transaction and were subject to an 18-month staggered escrow release.

[f] On January 2, 2020, the Company issued 27,580 Class B Common Shares as share-based compensation to certain members of the Board of Directors for services performed as directors for the fiscal year 2019 for the amount payable of $74,117, which was recorded as trade and other payables as at December 31, 2019.

[g] On February 4, 2020, the Company issued 225,371 Class B Common Shares to Solarvest as settlement under the Share Exchange Agreement to settle the derivative liability of $1,990,788.

[h] On March 16, 2020, the Company issued 405,926 Class B Common Shares as part of a share-based bonus to employees for performance related to fiscal year 2019 resulting in movement of $1,302,076 from contributed surplus to share capital and the recognition of an additional share-based compensation expense of $93,502 as a result of the increase in value of the shares issued.

[i] On March 16, 2020, the Company issued 69,069 Class B Common Shares to members of the Board of Directors as share-based compensation, in lieu of cash, for their annual compensation for the year ended December 31, 2020.

[j] On April 15, 2020, the Company issued 63,714 Class B Common Shares to settle Prismic notes payable of $226,385. The fair value of the Class B Common Shares was $185,976 resulting in a gain on settlement of liability of $40,409.

[k] On June 8, 2020, the Company issued 1,500,000 Class B Common Shares and 1,500,000 warrants as part of a private placement financing for total cash proceeds of C$10,125,000 ($7,617,038). The more reliably measured component, Class B Common Shares, were measured first, with the residual amount being allocated to the warrants. The fair value of the Class B Common Shares was $7,515,477 and the residual value allocated to the warrants was $101,561. The Company incurred issuance costs of $707,043, which has been allocated pro-rata to the common shares and warrants.

[l] On August 6, 2020, the Company issued 2,762,430 Class B Common Shares and 1,381,215 warrants as part of a direct offering for total cash proceeds of $9,999,997. Total cash proceeds were allocated to the warrants liability first with the residual amount allocated to the Class B Common Shares (Note 15). The fair value of the warrants liability was determined to be $3,289,069 and the residual amount of $6,710,928 was allocated to the Class B Common Shares. The Company incurred total cash transaction costs of $913,349. Transaction costs allocated to the warrants of $284,049 were expensed immediately and the transaction costs allocated to common shares were deducted from equity.

[m] In August 2020, the Company approved the issuance of 1,804,994 Class B Common Shares to members of the Board of Directors and certain officers and employees of the company in the form of a compensation bonus for past services provided. Total fair value of the share-based compensation bonus was $4,956,324.

[n] In October 2020, the Company issued 4,318,179 Class B Common Shares and 3,454,543 warrants as part of a direct offering for total proceeds of $9,499,994. The more reliably measured component, Class B Common Shares, were measured first, with the residual amount being allocated to the warrants. The fair value of the Class B Common Shares was $8,377,267 and the residual value allocated to the warrants was $1,122,727. The Company incurred issuance costs of $879,621, which has been allocated pro-rata to the common shares and warrants.

[o] During the year ended December 31, 2020, the Company issued 56,248 Class B Common Shares through the Equity Distribution Agreement with A.G.P/Alliance Global Partners for net proceeds of $199,785.

[p] During the year ended December 31, 2021, the Company issued 15,480,462 Class B shares through the Equity Distribution Agreements with A.G.P/Alliance Global Partners for gross proceeds of $39,765,474. The Company incurred transaction fees of $1,424,067.

[q] On February 17, 2021, the Company issued 1,349,764 Class B shares to certain officers and members of the Board of Directors as share-based compensation with a fair value of $3,576,875 based on a share-price of $2.65 on the day of issuance. In June 2021, 156,278 Class B shares issued to certain members of the Board of Directors were cancelled.  On March 8, 2022, following litigation with respect to certain of the shares issued to Raza Bokhari in February 2021, the court issued a decision cancelling 504,888 of the shares issued to Raza Bokhari (see Note 21).

[r] On July 26, 2021, the Company issued 100,000 warrants to a related party with a fair value of $98,513. Each warrant is exercisable to purchase one Class B share of the Company. The fair value was determined using the Black-Scholes option pricing model and the following assumptions: exercise price of $1.99, underlying share price of $1.63, risk-free interest rate of 0.46% and annualized volatility of 129%.

[s] During the year ended December 31, 2021, the Company issued 112,794 Class B shares for services received during the period with a fair value of $174,537.

[t] On September 21, 2021, the Company issued 4,502,392 Class B shares and 112,162 warrants as part of the Lucid acquisition (Note 5).

The changes in the number of warrants outstanding during the years ended December 31, 2021, 2020 and 2019 were as follows:

		Weighted average
	Number of warrants	exercise price
	#	C$
Outstanding as at December 31, 2018	546,212	9.47
Issued	67,598	10.45
Exercised	(12,167)	7.81
Expired	(134,192)	7.64
Outstanding as at December 31, 2019	467,451	10.20
Issued	6,335,758	5.27
Expired	(54,100)	4.97
Outstanding as at December 31, 2020	6,749,109	5.62
Issued	212,162	1.93
Expired	(4,476)	5.43
Outstanding as at December 31, 2021	6,956,795	5.50
Measurement of fair values

The fair value of warrants issued during the years ended December 31, 2021, 2020 and 2019 were estimated at the date of grant using the Black-Scholes option pricing model with the following inputs:

	2021	2020	2019
Grant date share price	C$2.00 - C$2.04	C$2.58 - C$4.00	C$32.16
Exercise price	C$1.53 - C$2.50	C$3.46 - C$5.80	C$2.61 - C$26.73
Expected dividend yield	-	-	-
Risk free interest rate	0.43% - 0.46%	0.32% 0.36%	1.41% - 1.52%
Expected life	1.19 - 2 years	5 years	1.39 - 6.55 years
Expected volatility	88% - 129%	118% - 121%	100%

The following table is a summary of the Company's warrants outstanding as at December 31, 2021:

Warrants Outstanding
	Exercise price	Number outstanding
Expiry Date	C$	#
May 24, 2022	18.09	163,535
September 15, 2022	4.42	199,005
November 30, 2022	1.21	46,242
December 31, 2022	2.43	65,920
May 20, 2023	16.08	7,311
June 23, 2023	2.50	100,000
July 24, 2023	13.07	3,357
September 11, 2023	5.43	22,382
May 4, 2025	26.73	3,730
May 10, 2025	26.73	1,865
May 17, 2025	26.73	3,730
May 31, 2025	26.73	1,865
June 8, 2025	9.65	1,500,000
August 6, 2025 (i)	5.40	1,381,215
October 20, 2025 (ii)	3.30	3,454,543
January 16, 2026	26.73	1,722
January 20, 2026	26.73	373
	5.50	6,956,795

(i) Warrants were issued in US$ with exercise price of $4.26

(ii) Warrants were issued in US$ with exercise price of $2.60

The following table is a summary of the Company's warrants outstanding as at December 31, 2020:

Warrants Outstanding
	Exercise price	Number outstanding
Expiry Date	C$	#
August 1, 2021	5.43	4,476
May 24, 2022	18.09	163,535
September 15, 2022	4.42	199,005
May 20, 2023	16.08	7,311
July 24, 2023	13.07	3,357
September 11, 2023	5.43	22,382
May 4, 2025	26.73	3,730
May 10, 2025	26.73	1,865
May 17, 2025	26.73	3,730
May 31, 2025	26.73	1,865
June 8, 2025	9.65	1,500,000
August 6, 2025 (i)	5.42	1,381,215
October 20, 2025 (ii)	3.31	3,454,543
January 16, 2026	26.73	1,722
January 20, 2026	26.73	373
	5.62	6,749,109

(i) Warrants were issued in US$ with exercise price of $4.26

(ii) Warrants were issued in US$ with exercise price of $2.60

The following table is a summary of the Company's warrants outstanding as at December 31, 2019:

Warrants Outstanding
	Exercise price	Number outstanding
Expiry Date	C$	#
January 5, 2020	6.03	37,313
November 30, 2020	2.61	16,787
August 1, 2021	5.43	4,476
May 24, 2022	18.09	163,535
September 15, 2022	4.42	199,005
May 20, 2023	16.08	7,311
July 24, 2023	13.07	3,357
September 11, 2023	5.43	22,382
May 4, 2025	26.73	3,730
May 10, 2025	26.73	1,865
May 17, 2025	26.73	3,730
May 31, 2025	26.73	1,865
January 16, 2026	26.73	1,722
January 20, 2026	26.73	373
	10.20	467,451